UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.5%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$639,312
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	523,185

		$1,162,497

Education — 16.0%
Grand Valley State University, 5.625%, 12/1/29	$525	$558,653
Grand Valley State University, 5.75%, 12/1/34	525	564,569
Michigan State University, 5.00%, 2/15/40	1,000	1,004,910
Michigan State University, 5.00%, 2/15/44	460	459,991
Michigan Technological University, 4.00%, 10/1/36	700	584,514
Oakland University, 5.00%, 3/1/42	500	480,910
Wayne State University, 5.00%, 11/15/40	500	489,765

		$4,143,312

Electric Utilities — 4.9%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$523,930
Michigan Public Power Agency, 5.00%, 1/1/43	800	745,320

		$1,269,250

Escrowed/Prerefunded — 2.2%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$566,535

		$566,535

General Obligations — 44.4%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,001,820
Ann Arbor Public Schools, 4.50%, 5/1/24	350	363,262
Bloomfield Hills Schools, 4.00%, 5/1/37	750	669,540
Comstock Park Public Schools, 5.00%, 5/1/28	230	235,129
Comstock Park Public Schools, 5.125%, 5/1/31	275	278,548
Comstock Park Public Schools, 5.25%, 5/1/33	220	222,893
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	459,900
Howell Public Schools, 4.50%, 5/1/29	620	617,892
Jenison Public Schools, 5.00%, 5/1/28	500	506,320
Jenison Public Schools, 5.00%, 5/1/30	500	500,280
Kent County, 5.00%, 1/1/25	1,500	1,585,380
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,030,650
Livingston County, 4.00%, 6/1/28	310	292,125
Livingston County, 4.00%, 6/1/30	335	310,200
Michigan, 5.00%, 11/1/20	1,000	1,153,280
Michigan, 5.50%, 11/1/25	270	296,517
Northview Public Schools, 5.00%, 5/1/32	725	733,555
Northview Public Schools, 5.00%, 5/1/41	275	277,464
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	283,005
Whitmore Lake Public School District, 4.00%, 5/1/32	750	647,557

		$11,465,317

Hospital — 27.8%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$185,468
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	123,654
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	292,289

Security	Principal Amount (000’s omitted)	Value
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	$310	$310,282
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	474,830
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	615,931
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	932,170
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	237,272
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,061,608
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	519,550
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,028,710
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	436,250
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	960,870

		$7,178,884

Housing — 1.0%
Michigan Housing Development Authority, 4.60%, 12/1/26	$265	$258,412

		$258,412

Industrial Development Revenue — 2.6%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$660,825

		$660,825

Insured-Education — 5.4%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$577,222
Ferris State University, (AGC), 5.25%, 10/1/38	500	506,940
Wayne State University, (AGM), 5.00%, 11/15/35	300	301,752

		$1,385,914

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$491,028
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	190,408
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	116,400

		$797,836

Insured-General Obligations — 17.6%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,107,497
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	602,303
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	267,482
Detroit School District, (AGM), 5.25%, 5/1/32	300	282,288
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,044,830
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,250,425

		$4,554,825

Insured-Lease Revenue/Certificates of Participation — 8.0%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$403,650
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	4,300	1,656,102

		$2,059,752

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$87,370

		$87,370

Insured-Transportation — 4.0%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,029,850

		$1,029,850

Insured-Water and Sewer — 11.6%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$488,930
Detroit, Water Supply System, (NPFG), 5.00%, 7/1/30	1,650	1,473,285
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,030,030

		$2,992,245

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$117,816
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	127,816
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	999,920
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	120,139

		$1,365,691

Water and Sewer — 6.7%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$643,680
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	830,495
Port Huron, Water Supply System, 5.25%, 10/1/31	250	247,685

		$1,721,860

Total Tax-Exempt Investments — 165.4% (identified cost $44,449,681)		$42,700,375

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (67.8)%		$(17,500,141)

Other Assets, Less Liabilities — 2.4%		$620,553

Net Assets Applicable to Common Shares — 100.0%		$25,820,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 12.3% of total investments.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	7 U.S. Long Treasury Bond	Short	$(915,683)	$(923,344)	$(7,661)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $7,661.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,401,465

Gross unrealized appreciation	$676,359
Gross unrealized depreciation	(2,377,449)

Net unrealized depreciation	$(1,701,090)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$42,700,375	$—	$42,700,375
Total Investments	$—	$42,700,375	$—	$42,700,375

Liability Description
Futures Contracts	$(7,661)	$—	$—	$(7,661)
Total	$(7,661)	$—	$—	$(7,661)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013